Partnerships and Joint Ventures - Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Unconsolidated variable interest entities
Variable interest entity information
Net carrying value of the unconsolidated VIEs	$ 216	$ 9
Unconsolidated variable interest entities | Future funding commitment
Variable interest entity information
Commitment amount	39
Consolidated variable interest entities
Variable interest entity information
Carrying value of assets	1,200	959
Carrying value of liabilities	$ 700	$ 566